                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30 , 1999.
                                                       -------     ---

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here:  / /

WHITE MOUNTAINS HOLDINGS, INC.
------------------------------------------------------------------------------
Name of Institutional Investment Manager

80 SOUTH MAIN STREET               HANOVER       NH                 03755-2053
------------------------------------------------------------------------------
Business Address   (Street)        (City)      (State)               (Zip)

MICHAEL S. PAQUETTE     (603) 640-2205     SENIOR VICE PRESIDENT AND CONTROLLER
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
                INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused

this report to be signed on its behalf in the City of        HANOVER
                                                      ---------------------

and State of  NEW HAMPSHIRE   on the  12TH  day of  AUGUST , 1999.
             ---------------         ------        --------    --


                                       WHITE MOUNTAINS HOLDINGS, INC.
                              --------------------------------------------------
                                  (Name of Institutional Investment Manager)

                              --------------------------------------------------
                                 (Manual Signature of Person Duly Authorized
                                           to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


NAME:                                      13F FILE NO.:       NAME:                                        13F FILE NO.:
----------------------------------------   -----------------   -------------------------------------------  ----------------
1.                                                             5.
----------------------------------------   -----------------   -------------------------------------------  ----------------
2.                                                             6.
----------------------------------------   -----------------   -------------------------------------------  ----------------
3.                                                             7.
----------------------------------------   -----------------   -------------------------------------------  ----------------
4.                                                             8.
----------------------------------------   -----------------   -------------------------------------------  ----------------


                    FUND AMERICAN ENTERPRISES HOLDINGS, INC.

                           FORM 13F FOR JUNE 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Investment Discretion
                                                Title          CUSIP       Fair Market  Number of  ---------------------
                    Name of Issuer            of class         Number         Value       Shares   Sole  Shared Other    Managers *
------------------------------------------------------------------------------------------------------------------------------------

ACE Limited                                       ORD         G0070K103     5,394,874    190,969          x               4
AGL Resources, Inc.                               COM         001204106       829,688     45,000          x               3
ABB AB Sponsored ADR                         SPONSORED ADR    00256Q103       313,375     23,000          x **            1
AlliedSignal, Inc.                                COM         019512102       655,200     10,400          x **            1
Allmerica Financial Corp.                         COM         019754100       101,922      1,676          x               3
AMBAC Financial Group, Inc.                       COM         023139108       297,050      5,200          x               3
AMBAC Financial Group, Inc.                       COM         023139108       145,669      2,550          x **            2
America Online, Inc.                              COM         02364J104     8,800,000     80,000          x **            1
America Online, Inc.                              COM         02364J104       770,000      7,000          x               3
American Express Co.                              COM         025816109       728,700      5,600          x **            1
American International Group, Inc.                COM         026874107     1,758,750     15,000          x **            1
Apple Computer, Inc.                              COM         037833100       287,138      6,200          x **            1
Archstone Communities                        PFD SER A CV     039581202        30,750      1,000          x               3
Astrazeneca PLC                              SPONSORED ADR    046353108       246,881      6,300          x **            1
Avery Dennison Corp.                              COM         053611109        83,559      1,384          x               3
BISYS Group, Inc.                                 COM         055472104       813,150     13,900          x               3
BISYS Group, Inc.                                 COM         055472104       351,000      6,000          x **            2
BRE Properties, Inc.                             CL A         05564E106       624,000     24,000          x               3
Bank of Tokyo-Mitsubishi Ltd.                SPONSORED ADR    065379109       218,438     15,000          x **            1
Bank UTD Corp.                                   CL A         065412108        25,599        637          x               3
Berkshire Hathaway Inc.                          CL A         084670108     6,890,000        100          x               3
Berkshire Hathaway Inc.                          CL B         084670207       786,240        351          x               3
Berkshire Hathaway Inc.                          CL B         084670207        94,080         42          x **            2
(H & R) Block, Inc.                               COM         093671105       785,000     15,700          x               3
(H & R) Block, Inc.                               COM         093671105       295,000      5,900          x **            2
Boeing Company                                    COM         097023105       343,200      7,800          x **            1
Bristol Meyers Squibb Co.                         COM         110122108     6,339,375     90,000          x **            1
Cellular Communications of Puerto Rico, Inc.      COM         15116N108       464,550     16,300          x               3
Chase Manhattan Corp.                             COM         16161A108       674,700      7,800          x **            1
Citigroup, Inc.                                   COM         172967101     4,898,438    103,125          x **            1
Coca Cola Co.                                     COM         191216100       558,000      9,000          x               3
Computer Associates International, Inc.           COM         204912109       525,600      9,600          x **            1
Dell Computer                                     COM         247025109    10,360,000    280,000          x **            1
Walt Disney Co.                                   COM         254687106     6,193,313    201,000          x **            1
Walt Disney Co.                                   COM         254687106       218,769      7,100          x               3
Donaldson Lufkin & Jenrette                       COM         257661108     3,615,000     60,000          x **            1
EMC Corporation                                   COM         268648102     3,300,000     60,000          x **            1
Equity Residential Properties                 SH BEN INT      29476L107       776,202     17,225          x               3
Federal Home Loan Mortgage Corp.                  COM         313400301     1,554,400     26,800          x               3
Federal National Mortgage Association             COM         313586109     5,801,250     85,000          x **            1
Federal National Mortgage Association             COM         313586109     2,654,925     38,900          x               3
Financial Security Assurance Holdings Ltd.        COM         31769P100   214,597,084  4,126,867          x               4
First Data Corporation                            COM         319963104       592,144     12,100          x               3
First Data Corporation                            COM         319963104        66,066      1,350          x **            2
First Industrial Realty Trust                     COM         32054K103       617,344     22,500          x               3
Fleet Financial Group, Inc.                       COM         338915101       470,375     10,600          x **            1
General Electric Co.                              COM         369604103    12,204,000    108,000          x **            1
General Electric Co.                              COM         369604103       904,000      8,000          x               3
General Nutrition Companies, Inc.                 COM         37047F103       186,500      8,000          x **            1
Gilette Company                                   COM         375766102     4,305,000    105,000          x **            1
Gulf Canada Resources Ltd.                        ORD         40218L305       102,326     24,436          x               3
HCC Insurance Holdings, Inc.                      COM         404132102         2,269        100          x **            1

                                            ----------------------------
                                               Voting Authority (Shares)
                                             ---------------------------
                                             Sole   Shared      None
                                            ----------------------------

ACE Limited                                         190,969
AGL Resources, Inc.                                  45,000
ABB AB Sponsored ADR                                 23,000
AlliedSignal, Inc.                                   10,400
Allmerica Financial Corp.                             1,676
AMBAC Financial Group, Inc.                           5,200
AMBAC Financial Group, Inc.                           2,550
America Online, Inc.                                 80,000
America Online, Inc.                                  7,000
American Express Co.                                  5,600
American International Group, Inc.                   15,000
Apple Computer, Inc.                                  6,200
Archstone Communities                                 1,000
Astrazeneca PLC                                       6,300
Avery Dennison Corp.                                  1,384
BISYS Group, Inc.                                    13,900
BISYS Group, Inc.                                     6,000
BRE Properties, Inc.                                 24,000
Bank of Tokyo-Mitsubishi Ltd.                        15,000
Bank UTD Corp.                                          637
Berkshire Hathaway Inc.                                 100
Berkshire Hathaway Inc.                                 351
Berkshire Hathaway Inc.                                  42
(H & R) Block, Inc.                                  15,700
(H & R) Block, Inc.                                   5,900
Boeing Company                                        7,800
Bristol Meyers Squibb Co.                            90,000
Cellular Communications of Puerto Rico, Inc.         16,300
Chase Manhattan Corp.                                 7,800
Citigroup, Inc.                                     103,125
Coca Cola Co.                                         9,000
Computer Associates International, Inc.               9,600
Dell Computer                                       280,000
Walt Disney Co.                                     201,000
Walt Disney Co.                                       7,100
Donaldson Lufkin & Jenrette                          60,000
EMC Corporation                                      60,000
Equity Residential Properties                        17,225
Federal Home Loan Mortgage Corp.                     26,800
Federal National Mortgage Association                85,000
Federal National Mortgage Association                38,900
Financial Security Assurance Holdings Ltd.        4,126,867
First Data Corporation                               12,100
First Data Corporation                                1,350
First Industrial Realty Trust                        22,500
Fleet Financial Group, Inc.                          10,600
General Electric Co.                                108,000
General Electric Co.                                  8,000
General Nutrition Companies, Inc.                     8,000
Gilette Company                                     105,000
Gulf Canada Resources Ltd.                           24,436
HCC Insurance Holdings, Inc.                            100

                    FUND AMERICAN ENTERPRISES HOLDINGS, INC.

                           FORM 13F FOR JUNE 30, 1999


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Investment Discretion
                                                Title          CUSIP       Fair Market  Number of  ---------------------
                    Name of Issuer            of class         Number         Value       Shares   Sole  Shared Other    Managers *
------------------------------------------------------------------------------------------------------------------------------------

Healthsouth Corp.                                 COM         421924101          75,238      5,058          x               3
Hershey Foods Corp.                               COM         427866108         486,875      8,200          x **            1
Highwoods Properties, Inc.                        COM         431284108         521,313     19,000          x               3
Home Depot, Inc.                                  COM         437076102       1,963,411     30,470          x               3
Honda Motor Ltd.                               AMERN SHS      438128308         511,825      5,900          x **            1
INMC Mortgage Holdings, Inc.                      COM         44977L100         305,600     19,100          x               3
Intel Corp.                                       COM         458140100       8,806,000    148,000          x **            1
Intel Corp.                                       COM         458140100         130,900      2,200          x               3
Intergraph Corp.                                  COM         458683109          14,438      1,863          x               3
Interstate Bakeries Corp.                         COM         46072H108       2,243,750    100,000          x **            1
Intuit, Inc.                                      COM         461202103       1,108,538     12,300          x               3
Johnson & Johnson, Inc.                           COM         478160104         833,000      8,500          x               3
KeyCorp                                           COM         493267108         289,125      9,000          x **            1
Laclede Gas Co.                                   COM         505588103         197,625      8,500          x               3
LaSalle Re Holdings Ltd.                          ORD         G5383Q101         309,400     18,200          x               3
Eli Lilly & Co.                                   COM         532457108       4,727,250     66,000          x **            1
Loral Space & Communication                       COM         G56462107       2,070,000    115,000          x **            1
MCN Energy Group, Inc.                            COM         55267J100         249,000     12,000          x               3
Marsh & McLennan Cos., Inc.                       COM         571748102         544,950      7,200          x               3
Marsh & McLennan Cos., Inc.                       COM         571748102          75,688      1,000          x **            2
Meditrust Corp.                             PAIRED CTF NEW    58501T306         320,240     24,516          x               3
Merry Land & Investment Company, Inc.             COM         590438107           8,023      1,625          x               3
Microsoft Corp.                                   COM         594918104       8,116,875     90,000          x **            1
Midway Airlines Corp.                             COM         598126100          97,375      9,500          x **            1
Monsanto Co.                                      COM         611662107         280,894      7,100          x **            1
News Corp. Ltd.                                 ADR NEW       652487703         522,625     14,800          x **            1
Nordstrom, Inc.                                   COM         655664100       3,350,000    100,000          x **            1
PartnerRe Limited                                 COM         G6852T105       1,162,363     31,100          x               3
PartnerRe Limited                                 COM         G6852T105          48,588      1,300          x **            2
Pfizer, Inc.                                      COM         717081103       2,180,000     20,000          x **            1
Philip Morris Companies                           COM         718154107       3,243,132     80,100          x **            1
Philip Morris Companies                           COM         718154107         401,875     10,600          x               3
Provident Cos., Inc.                              COM         743862104         260,000      6,500          x               3
Provident Cos., Inc.                              COM         743862104          48,000      1,200          x **            2
Reuters Group PLC                            SPONSORED ADR    76132M102         632,206      7,799          x **            1
Ross Stores                                       COM         778296103       2,518,750     50,000          x **            1
Safeskin Corp.                                    COM         786454108         756,000     63,000          x **            1
Safeskin Corp.                                    COM         786454108         309,600     25,800          x               3
San Juan Basin Royalty Trust                 UNIT BEN INT     798241105      30,150,868  3,710,876          x               3
Sara Lee Corp.                                    COM         803111103         326,700     14,400          x               3
Schering Plough Corp.                             COM         806605101       7,103,250    135,300          x **            1
Schering Plough Corp.                             COM         806605101         771,750     14,700          x               3
Sears Roebuck & Co.                               COM         812387108         133,688      3,000          x **            1
Security Capital Group B, Inc.                   CL B         81413P204          33,960      2,332          x               3
Shaw Communications, Inc. Cl B Conv.           CL B CONV      82028K200         180,266      4,535          x               3
Shurgard Storage Centers, Inc.                    COM         82567D104         669,988     24,700          x               3
J.M. Smucker Co. Class A                         CL A         832696108          59,764      2,686          x               3
J.M. Smucker Co. Class B                         CL B         832696207          68,153      3,587          x               3
Superior National Insurance Group, Inc.           COM         868224106         953,750     35,000          x               3
Superior National Insurance Group, Inc.           COM         868224106         103,550      3,800          x **            2
Telefonos de Mexico                         SPNS ADR ORD L    879403780         210,113      2,600          x **            1
Terra Nova (Bermuda) Holdings Ltd.             ORD CL A       G87615103         381,166     14,150          x               3

                                            ----------------------------
                                               Voting Authority (Shares)
                                             ---------------------------
                                             Sole   Shared      None
                                            ----------------------------

Healthsouth Corp.                                     5,058
Hershey Foods Corp.                                   8,200
Highwoods Properties, Inc.                           19,000
Home Depot, Inc.                                     30,470
Honda Motor Ltd.                                      5,900
INMC Mortgage Holdings, Inc.                         19,100
Intel Corp.                                         148,000
Intel Corp.                                           2,200
Intergraph Corp.                                      1,863
Interstate Bakeries Corp.                           100,000
Intuit, Inc.                                         12,300
Johnson & Johnson, Inc.                               8,500
KeyCorp                                               9,000
Laclede Gas Co.                                       8,500
LaSalle Re Holdings Ltd.                             18,200
Eli Lilly & Co.                                      66,000
Loral Space & Communication                         115,000
MCN Energy Group, Inc.                               12,000
Marsh & McLennan Cos., Inc.                           7,200
Marsh & McLennan Cos., Inc.                           1,000
Meditrust Corp.                                      24,516
Merry Land & Investment Company, Inc.                 1,625
Microsoft Corp.                                      90,000
Midway Airlines Corp.                                 9,500
Monsanto Co.                                          7,100
News Corp. Ltd.                                      14,800
Nordstrom, Inc.                                     100,000
PartnerRe Limited                                    31,100
PartnerRe Limited                                     1,300
Pfizer, Inc.                                         20,000
Philip Morris Companies                              80,100
Philip Morris Companies                              10,600
Provident Cos., Inc.                                  6,500
Provident Cos., Inc.                                  1,200
Reuters Group PLC                                     7,799
Ross Stores                                          50,000
Safeskin Corp.                                       63,000
Safeskin Corp.                                       25,800
San Juan Basin Royalty Trust                      3,710,876
Sara Lee Corp.                                       14,400
Schering Plough Corp.                               135,300
Schering Plough Corp.                                14,700
Sears Roebuck & Co.                                   3,000
Security Capital Group B, Inc.                        2,332
Shaw Communications, Inc. Cl B Conv.                  4,535
Shurgard Storage Centers, Inc.                       24,700
J.M. Smucker Co. Class A                              2,686
J.M. Smucker Co. Class B                              3,587
Superior National Insurance Group, Inc.              35,000
Superior National Insurance Group, Inc.               3,800
Telefonos de Mexico                                   2,600
Terra Nova (Bermuda) Holdings Ltd.                   14,150

                    FUND AMERICAN ENTERPRISES HOLDINGS, INC.

                           FORM 13F FOR JUNE 30, 1999


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Investment Discretion
                                                Title          CUSIP       Fair Market  Number of  ---------------------
                    Name of Issuer            of class         Number         Value       Shares   Sole  Shared Other    Managers *
------------------------------------------------------------------------------------------------------------------------------------

Terra Nova (Bermuda) Holdings Ltd.             ORD CL A       G87615103         105,595      3,920          x **            2
UCAR International, Inc.                          COM         90262K109         246,642      9,768          x               3
Waddell & Reed Financial, Inc.                   CL A         930059100         794,379     28,821          x               3
Waddell & Reed Financial, Inc.                   CL A         930059100          82,688      3,000          x **            2
Wal Mart Stores, Inc.                             COM         931142103       5,645,250    117,000          x **            1
Wal Mart Stores, Inc.                             COM         931142103         135,100      2,800          x               3
Wells Fargo & Co.                                 COM         949746101       2,992,500     70,000          x **            1
XL Capital Ltd.                                  CL A         G98255105         848,348     15,015          x               3

                                                                         ---------------
GRAND TOTAL                                                               $ 415,368,833
                                                                         ---------------
                                                                         ---------------

                                            ----------------------------
                                               Voting Authority (Shares)
                                             ---------------------------
                                             Sole   Shared      None
                                            ----------------------------

Terra Nova (Bermuda) Holdings Ltd.                    3,920
UCAR International, Inc.                              9,768
Waddell & Reed Financial, Inc.                       28,821
Waddell & Reed Financial, Inc.                        3,000
Wal Mart Stores, Inc.                               117,000
Wal Mart Stores, Inc.                                 2,800
Wells Fargo & Co.                                    70,000
XL Capital Ltd.                                      15,015




*  Managers
-----------

1  =   Folksamerica Holding Company, Inc.          (FORM 13F filed separately)
2  =   White Mountains Holdings, Inc.              (FORM 13F filed separately)
3  =   White Mountains Properties, Inc.            (FORM 13F filed separately)
4  =   White Mountains Services Corporation        (FORM 13F filed separately)

** Investment discretion shared with indirect wholly owned insurance subsidiaries